Summary of Significant Accounting Policies (Details) $ in Thousands	6 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 HKD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2024 CNY (¥)	Sep. 30, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accounts receivables written off	$ 12,729			$ 7,263
Allowance for uncollectible balances	13,606			13,465
Administration costs	2,600	¥ 18,600,000
Contract cost capitalized and amortize	2,600					¥ 18,600,000
Selling expense	173,125				$ 408,490
Contract assets	448,187			423,532
Deferred revenue	2,751,584			3,988,699
Refund liability	250,556			333,030
Government subsidies income	278				860,079
Advertising expenses	$ 116,853				149,379
VAT rates range	13.00%	13.00%	13.00%
Tax benefit percentage	50.00%	50.00%	50.00%
Unrecognized tax benefits	$ 2,806,694			2,639,258			$ 2,573,830
Cash	2,087,081
Deposit (in Yuan Renminbi) | ¥						¥ 500,000
CHINA
Summary of Significant Accounting Policies [Line Items]
Cash	1,796,339			3,431,979
HONG KONG
Summary of Significant Accounting Policies [Line Items]
Administration costs			$ 500,000
Cash	290,319			$ 3,112,082
Accounts Receivable Aging Within Three Months [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable	46,320
Accounts Receivable Aging Between Four Months to Six Months [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable	133,602
Accounts Receivable Aging Between Seven Months to Twelve Months ]Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable	28,233
Accounts Receivable Aging Over One Year [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable	$ 27,700
Accounts receivables written off					$ 13,901